PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Other Assets Details
Prepaid consulting services stock-based compensation	$ 1,323,562	$ 258,918	$ 150,168
Prepaid consulting services	152,640	116,167
Prepaid clinical study		110,538
Prepaid insurance	43,767	60,180	42,785
Other Receivables	5,858	5,858	10,948
Prepaid inventory	30,744	12,182	13,178
Prepaid expenses	36,148	23,045	6,800
Prepaid expenses and other assets	586,888	$ 586,888	$ 223,879
Current portion of prepaid expenses and other assets	(986,589)
Prepaid expenses and other assets less current portion	$ 606,130